FINANCIAL RISK MANAGEMENT ACTIVITIES - Reconciliation of Contingent Compensation Asset (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Reconciliation of Contingent Consideration [Roll Forward]
Opening balance		$ 48	$ 48		$ 12
Unwinding of the contingent consideration assets		0	4		1
Changes in estimates - fair value adjustments		13	3		14
Contingent consideration assets recognised on sale of business		78	0		22
Part repayment of contingent consideration asset - Mponeng		(19)	(6)		0
Translation		2	(1)		(1)
Closing balance		122	48		48
Non-current contingent consideration	[1]	60	30	[2]	42	[2]
Current contingent consideration	[1]	$ 62	$ 18	[2]	$ 6	[2]

[1]	Contingent considerations, which was previously reported as part of trade, other receivables and other assets, is now reported separately on the statement of financial position as a result of a change in presentation policy. The change was made to provide more relevant and reliable information to users of the financial statements given the nature and measurement basis of these receivables. Comparative periods have been reclassified. The increase in contingent considerations from December 2024 is mainly as a result of contingent considerations recognised for the sale of the Doropo and ABC projects of $38m and the sale of MSG of $44m, partly offset by a decrease in the
Gramalote contingent consideration of $8m, resulting from a change in the timing of stage gate payments.

[2]	Comparative periods have been retrospectively revised, where indicated, due to the prior period error in the classification of deferred and current taxation assets and liabilities. Refer to Note 1.4.